UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vince Small
Title:    Chief Financial Officer
Phone:    (610) 727-3720

Signature, Place and Date of Signing:


/s/ Vince Small                     Berwyn, PA              February 4, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $690,720
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

(1)       028-10707                     Fairfield Redstone Fund, Ltd.

                                                 FORM 13F INFORMATION TABLE
           ITEM 1                  ITEM 2        ITEM 3     ITEM 4        ITEM 5          ITEM 6        ITEM 7      ITEM 8

                                                            VALUE   SHRS OR    SH/ PRN/  INVESTMENT      OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS  CUSIP       (X1000)  PRN AMT    PUT CALL  DISCRETION      MGR    SOLE  SHARED    NONE
       --------------          --------------  -----       -------  -------    --- ----  ----------      ---    ----  ------    ----

ARCHER DANIELS MIDLAND CO           COM        039483102   17,012     366,400  SH        Shared-Defined  1      0      366,400  0
ALASKA COMMUNICATIONS SYS GR        COM        01167P101    8,580     572,000  SH        Shared-Defined  1      0      572,000  0
ALTAIR NANOTECHNOLOGIES INC         COM        021373105    1,571     371,400  SH        Shared-Defined  1      0      371,400  0
ALVARION LTD                        SHS        M0861T100    6,230     655,800  SH        Shared-Defined  1      0      655,800  0
APPLIED MATLS INC                   COM        038222105   15,199     855,800  SH        Shared-Defined  1      0      855,800  0
ANADIGICS INC                       COM        032515108    3,743     323,500  SH        Shared-Defined  1      0      323,500  0
APOLLO GROUP INC                   CL A        037604105    6,503      92,700  SH        Shared-Defined  1      0       92,700  0
ACTIVISION INC NEW                COM NEW      004930202   17,808     599,600  SH        Shared-Defined  1      0      599,600  0
CAMERON INTERNATIONAL CORP          COM        13342B105   11,339     235,600  SH        Shared-Defined  1      0      235,600  0
CBEYOND INC                         COM        149847105    8,742     224,200  SH        Shared-Defined  1      0      224,200  0
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109    6,515     107,800  SH        Shared-Defined  1      0      107,800  0
COCA-COLA ENTERPRISES INC           COM        191219104    6,396     245,700  SH        Shared-Defined  1      0      245,700  0
CIENA CORP                        COM NEW      171779309    4,765     139,700  SH        Shared-Defined  1      0      139,700  0
COLGATE-PALMOLIVE CO                COM        194162103    6,237      80,000  SH        Shared-Defined  1      0       80,000  0
CORE LABORATORIES N V               COM        N22717107    8,144      65,300  SH        Shared-Defined  1      0       65,300  0
COMVERGE INC                        COM        205859101    5,797     184,100  SH        Shared-Defined  1      0      184,100  0
CRA INTL INC                        COM        12618T105    7,151     150,200  SH        Shared-Defined  1      0      150,200  0
CISCO SYS INC                       COM        17275R102    8,381     309,600  SH        Shared-Defined  1      0      309,600  0
COVANTA HLDG CORP                   COM        22282E102    8,342     301,600  SH        Shared-Defined  1      0      301,600  0
CVS CAREMARK CORPORATION            COM        126650100   10,697     269,100  SH        Shared-Defined  1      0      269,100  0
CORRECTIONS CORP AMER NEW         COM NEW      22025Y407    7,448     252,400  SH        Shared-Defined  1      0      252,400  0
CYPRESS SEMICONDUCTOR CORP          COM        232806109    8,748     242,800  SH        Shared-Defined  1      0      242,800  0
DYNCORP INTL INC                   CL A        26817C101    7,250     269,700  SH        Shared-Defined  1      0      269,700  0
DEERE & CO                          COM        244199105   17,944     192,700  SH        Shared-Defined  1      0      192,700  0
DOLAN MEDIA CO                      COM        25659P402    8,497     291,300  SH        Shared-Defined  1      0      291,300  0
DENBURY RES INC                   COM NEW      247916208    6,652     223,600  SH        Shared-Defined  1      0      223,600  0
DRS TECHNOLOGIES INC                COM        23330X100    6,963     128,300  SH        Shared-Defined  1      0      128,300  0
EBAY INC                            COM        278642103    8,258     248,800  SH        Shared-Defined  1      0      248,800  0
EMULEX CORP                       COM NEW      292475209    5,849     358,400  SH        Shared-Defined  1      0      358,400  0
EMCORE CORP                         COM        290846104    2,456     160,500  SH        Shared-Defined  1      0      160,500  0
ENTROPIC COMMUNICATIONS INC         COM        29384R105    2,912     400,000  SH        Shared-Defined  1      0      400,000  0
ENTEROMEDICS INC                    COM        29365M109    3,019     375,000  SH        Shared-Defined  1      0      375,000  0
EXTERRAN HLDGS INC                  COM        30225X103    7,460      91,200  SH        Shared-Defined  1      0       91,200  0
FTI CONSULTING INC                  COM        302941109    9,320     151,200  SH        Shared-Defined  1      0      151,200  0
FOUNDRY NETWORKS INC                COM        35063R100    6,665     380,400  SH        Shared-Defined  1      0      380,400  0
FLOWERS FOODS INC                   COM        343498101    6,478     276,700  SH        Shared-Defined  1      0      276,700  0
FIRST SOLAR INC                     COM        336433107   10,178      38,100  SH        Shared-Defined  1      0       38,100  0
FUEL SYS SOLUTIONS INC              COM        35952W103    4,411     308,700  SH        Shared-Defined  1      0      308,700  0
GLOBECOMM SYSTEMS INC               COM        37956X103    4,438     379,300  SH        Shared-Defined  1      0      379,300  0
GENERAL DYNAMICS CORP               COM        369550108   15,244     171,300  SH        Shared-Defined  1      0      171,300  0
GENZYME CORP                        COM        372917104    7,883     105,900  SH        Shared-Defined  1      0      105,900  0
GEO GROUP INC                       COM        36159R103    8,327     297,400  SH        Shared-Defined  1      0      297,400  0
GILEAD SCIENCES INC                 COM        375558103   14,691     319,300  SH        Shared-Defined  1      0      319,300  0
GENTEX CORP                         COM        371901109    5,551     312,400  SH        Shared-Defined  1      0      312,400  0
HARMONIC INC                        COM        413160102   15,688   1,496,900  SH        Shared-Defined  1      0    1,496,900  0
HEXCEL CORP NEW                     COM        428291108    4,084     168,200  SH        Shared-Defined  1      0      168,200  0
INTERNATIONAL GAME TECHNOLOG        COM        459902102    6,752     153,700  SH        Shared-Defined  1      0      153,700  0
INFINERA CORPORATION                COM        45667G103    4,584     308,900  SH        Shared-Defined  1      0      308,900  0
INTEROIL CORP                       COM        460951106    3,659     190,000  SH        Shared-Defined  1      0      190,000  0
IROBOT CORP                         COM        462726100    7,738     428,000  SH        Shared-Defined  1      0      428,000  0
KIRBY CORP                          COM        497266106    5,661     121,800  SH        Shared-Defined  1      0      121,800  0
LIBERTY GLOBAL INC               COM SER C     530555309    8,171     223,300  SH        Shared-Defined  1      0      223,300  0
LUMINEX CORP DEL                    COM        55027E102    6,358     391,500  SH        Shared-Defined  1      0      391,500  0
LAWSON SOFTWARE INC NEW             COM        52078P102    4,448     434,400  SH        Shared-Defined  1      0      434,400  0
MCKESSON CORP                       COM        58155Q103    7,088     108,200  SH        Shared-Defined  1      0      108,200  0
MCDERMOTT INTL INC                  COM        580037109    8,264     140,000  SH        Shared-Defined  1      0      140,000  0
ALTRIA GROUP INC                    COM        02209S103   10,271     135,900  SH        Shared-Defined  1      0      135,900  0
MONSANTO CO NEW                     COM        61166W101    5,573      49,900  SH        Shared-Defined  1      0       49,900  0
NATIONAL CINEMEDIA INC              COM        635309107    9,713     385,300  SH        Shared-Defined  1      0      385,300  0
NORTH AMERN ENERGY PARTNERS         COM        656844107    4,535     334,700  SH        Shared-Defined  1      0      334,700  0
NVIDIA CORP                         COM        67066G104    8,750     257,200  SH        Shared-Defined  1      0      257,200  0
NOVATEL WIRELESS INC              COM NEW      66987M604    4,139     255,500  SH        Shared-Defined  1      0      255,500  0
OCEANEERING INTL INC                COM        675232102    8,149     121,000  SH        Shared-Defined  1      0      121,000  0
OMNICELL INC                        COM        68213N109    7,966     295,800  SH        Shared-Defined  1      0      295,800  0
ON SEMICONDUCTOR CORP CMN           COM        682189105    6,069     683,400  SH        Shared-Defined  1      0      683,400  0
OPNEXT INC                          COM        68375V105    8,242     931,300  SH        Shared-Defined  1      0      931,300  0
ORACLE CORP                         COM        68389X105    9,344     413,800  SH        Shared-Defined  1      0      413,800  0
OREXIGEN THERAPEUTICS INC           COM        686164104    2,900     203,500  SH        Shared-Defined  1      0      203,500  0
PHASE FORWARD INC                   COM        71721R406    7,378     339,200  SH        Shared-Defined  1      0      339,200  0
INSULET CORP                        COM        45784P101    8,756     372,900  SH        Shared-Defined  1      0      372,900  0
POWER INTEGRATIONS INC              COM        739276103   12,278     356,600  SH        Shared-Defined  1      0      356,600  0
QUANTA SVCS INC                     COM        74762E102    9,654     367,900  SH        Shared-Defined  1      0      367,900  0
TRANSOCEAN INC NEW                  COM        G90073100   22,775     159,100  SH        Shared-Defined  1      0      159,100  0
RAYTHEON CO                       COM NEW      755111507    5,615      92,500  SH        Shared-Defined  1      0       92,500  0
SOUNDBITE COMMUNICATIONS INC        COM        836091108    3,105     450,000  SH        Shared-Defined  1      0      450,000  0
SHIRE PLC                      SPONSORED ADR   82481R106   12,652     183,500  SH        Shared-Defined  1      0      183,500  0
SUNPOWER CORP                    COM CL A      867652109    6,089      46,700  SH        Shared-Defined  1      0       46,700  0
STERICYCLE INC                      COM        858912108    7,259     122,200  SH        Shared-Defined  1      0      122,200  0
SUNTECH PWR HLDGS CO LTD            ADR        86800C104    4,511      54,800  SH        Shared-Defined  1      0       54,800  0
SUNOCO INC                          COM        86764P109    6,382      88,100  SH        Shared-Defined  1      0       88,100  0
TASER INTL INC                      COM        87651B104   13,017     904,600  SH        Shared-Defined  1      0      904,600  0
3 D SYSTEMS CORP DEL              COM NEW      88554D205    2,728     176,700  SH        Shared-Defined  1      0      176,700  0
URBAN OUTFITTERS INC                COM        917047102    9,735     357,100  SH        Shared-Defined  1      0      357,100  0
UNITED THERAPEUTICS CORP DEL        COM        91307C102    7,871      80,600  SH        Shared-Defined  1      0       80,600  0
VANCEINFO TECHNOLOGIES INC          ADR        921564100    2,700     300,000  SH        Shared-Defined  1      0      300,000  0
VALERO ENERGY CORP NEW              COM        91913Y100    6,359      90,800  SH        Shared-Defined  1      0       90,800  0
VIASAT INC                          COM        92552V100   10,470     304,100  SH        Shared-Defined  1      0      304,100  0
VERASUN ENERGY CORP                 COM        92336G106    7,446     487,300  SH        Shared-Defined  1      0      487,300  0




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